Income Tax - Unrecognized Deferred Income Tax Liabilities Relating to Taxable Temporary Differences for Investments in Foreign Subsidiaries (Detail) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Investment in foreign subsidiaries	$ 7,266,412	$ 6,693,787